Reinsurance Assets	12 Months Ended
Dec. 31, 2022
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Reinsurance Assets
13	REINSURANCE ASSETS

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Long-term insurance contracts ceded (Note 15)	4,897	4,910
Due from reinsurance companies	1,433	485
Ceded unearned premiums (Note 15)	774	823
Claims recoverable from reinsurers (Note 15)	736	412

Total	7,840	6,630

Current	2,943	1,720
Non-current	4,897	4,910

Total	7,840	6,630